Capital and Reserves - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 21, 2021 shares	Nov. 23, 2021 EUR (€) € / shares shares	Oct. 01, 2021 USD ($) shares	Sep. 16, 2021 EUR (€) € / shares shares	Sep. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2022 $ / shares	Oct. 01, 2021 EUR (€) € / shares	Oct. 01, 2021 $ / shares	Dec. 31, 2019 EUR (€) € / shares shares
Capital and Reserves [Line Items]
Issued capital						€ 45,769,000	€ 44,480,000	€ 196,000		€ 44,430,000
Number of shares outstanding | shares						45,769	44,480
Nominal | $ / shares									$ 5.32
Increase through other contributions by owners, equity								11,377,000
Issuance costs						€ 17,397,000	€ 17,397,000
Retained earnings						306,696,000	243,896,000
Reserve of share based payments						€ 39,002,000	€ 5,483,000
Number of shares authorised | shares						172,151,148	161,409,576
Foreign currency translation reserve						€ 10,597,000	€ 2,601,000			€ 4,371,000
Equity						169,150,000	131,072,000	12,232,000				€ 9,384,000
Capitalized development costs						49,536,000	31,514,000
ARES and Coil [Member]
Capital and Reserves [Line Items]
Equity						2,207,000
Public Warrants [Member]
Capital and Reserves [Line Items]
Conversion of warrants, Warrants converted | shares	1,000
Increase decrease through exercise of warrants, Equity		€ 43,028,000
Kensington [Member] | First October Two Thousand And Twenty One [Member]
Capital and Reserves [Line Items]
Issuance costs							€ 17,397,000
PIPE Shares [Member] | PIPE Financing [Member]
Capital and Reserves [Line Items]
Shares issued | shares			11,100,000
Shares Issued Price Per Share | $ / shares											$ 10
Proceeds from issuing shares | $			$ 111,000
Wallbox Chargers [Member]
Capital and Reserves [Line Items]
Issued capital						€ 40,445,000		€ 196,000				€ 169
Business Combination Agreement [Member] | Wallbox Chargers [Member] | Ordinary shares [member]
Capital and Reserves [Line Items]
Nominal | € / shares										€ 0.5
Conversion of shares, Shares converted | shares			539,561
Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Number of shares outstanding | shares						17,868	16,579
Nominal | € / shares		€ 0.12		€ 0.5	€ 0.12	€ 0.12	€ 0.12
Shares issued during period for conversion of convertible instruments | shares				147,443
Shares issued | shares					375,000
Conversion of warrants, Shares issued | shares	1,000	43,028
Number of shares authorised | shares						148,900,355	138,158,783
Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Nominal | € / shares						€ 0.12
Conversion of shares, Shares issued | shares			19,861,318
Issuance costs						€ 17,397,000
Class A Ordinary Shares [Member] | Kensington [Member] | IFRS 2 [Member]
Capital and Reserves [Line Items]
Share listing expenses						€ 72,172,000
Class A Ordinary Shares [Member] | Business Combination Agreement [Member]
Capital and Reserves [Line Items]
Nominal | € / shares										€ 0.12
Conversion of shares, Shares issued | shares			106,778,437
Class B Ordinary Shares [Member]
Capital and Reserves [Line Items]
Number of shares outstanding | shares						27,901	27,901
Nominal | € / shares						€ 1.2	€ 1.2
Common stock, Voting rights						Class B provides them with 10 voting rights and Class A only 1 voting right.
Number of shares authorised | shares						23,250,793	23,250,793
Class B Ordinary Shares [Member] | Business Combination Agreement [Member]
Capital and Reserves [Line Items]
Nominal | € / shares						€ 1.2
Conversion of shares, Shares issued | shares			23,250,793
Issued capital [member]
Capital and Reserves [Line Items]
Number of shares outstanding | shares								392,118				337,300
Nominal | € / shares								€ 0.5				€ 0.5
Increase through other contributions by owners, equity								€ 27,000
Increase decrease through exercise of warrants, Equity						€ 5
Equity						45,769,000	€ 44,480,000	196,000				€ 169,000
Issued capital [member] | PIPE Shares [Member] | PIPE Financing [Member]
Capital and Reserves [Line Items]
Issue of equity						1,332,000
Issued capital [member] | Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Increase decrease through conversion of convertible instruments, Equity				€ 74,000
Issue of equity					€ 45,000
Issued capital [member] | Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Increase through other contributions by owners, equity						2,383,000
Share premium [member]
Capital and Reserves [Line Items]
Increase through other contributions by owners, equity								11,350,000
Issuance costs							17,397,000
Increase decrease through exercise of warrants, Equity						636,000
Equity						378,240,000	€ 322,391,000	€ 28,725,000				€ 17,375,000
Share premium [member] | PIPE Shares [Member] | PIPE Financing [Member]
Capital and Reserves [Line Items]
Issue of equity						94,528,000
Share premium [member] | Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Increase decrease through conversion of convertible instruments, Equity				€ 87,032,000
Share premium [member] | Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Increase through other contributions by owners, equity						€ 151,915,000